STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
American National Property And Casualty Company (ANPAC)
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 65	$ 71
Dividend without restrictions	77
American Equity Investment Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	91
Dividend without restrictions	321
Prescribed practice statutory capital and surplus	51
American Equity Investment Life Holdings
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	5,300
American National Insurance Company
Statutory Accounting Practices [Line Items]
Dividend without restrictions	225
American National Investment Life Insurance Company Of New York
Statutory Accounting Practices [Line Items]
Dividend without restrictions	35
Farm Family Casualty Insurance Company
Statutory Accounting Practices [Line Items]
Dividend without restrictions	40
Argonaut Insurance Company
Statutory Accounting Practices [Line Items]
Dividend without restrictions	150
Freestone Re Ltd.
Statutory Accounting Practices [Line Items]
Dividend without restrictions	395
Argo Re Ltd.
Statutory Accounting Practices [Line Items]
Dividend without restrictions	378
NER Ltd.
Statutory Accounting Practices [Line Items]
Dividend without restrictions	$ 34